Derivative Instruments and Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivative Instruments

Information pertaining to outstanding derivative instruments is as follows:

		Asset Derivatives Fair Value			Liability Derivatives Fair Value
(Dollars in thousands)	Balance Sheet Location	December 31, 2013	December 31, 2012	Balance Sheet Location	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$—	$499	Other liabilities	$—	$1,843

Total derivatives designated as hedging instruments under ASC Topic 815		$—	$499		$—	$1,843

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$10,621	$25,940	Other liabilities	$10,620	$25,940
Forward sales contracts	Other assets	1,468	2,774	Other liabilities	287	343
Written and purchased options	Other assets	17,987	12,906	Other liabilities	15,828	8,764

Total derivatives not designated as hedging instruments under ASC Topic 815		$30,076	$41,620		$26,735	$35,047

Total derivatives		$30,076	$42,119		$26,735	$36,890

	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
(Dollars in thousands)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$—	$35,000	$—	$35,000

Total derivatives designated as hedging instruments under ASC Topic 815	$—	$35,000	$—	$35,000

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$380,303	$374,536	$380,303	$374,536
Forward sales contracts	192,876	212,028	45,091	53,269
Written and purchased options	295,425	388,793	199,061	185,885

Total derivatives not designated as hedging instruments under ASC Topic 815	$868,604	$975,357	$624,455	$613,690

Total derivatives	$868,604	$1,010,357	$624,455	$648,690

Reconciliation of Gross Amounts in Consolidated Balance Sheets

 The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2013
	Gross Amounts	Gross Amounts Not Offset
(Dollars in thousands)	Presented in the	in the Balance Sheet
Derivatives subject to master netting arrangements	Balance Sheet	Derivatives	Collateral (1)	Net
Derivative assets
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	10,621	—	—	10,621
Written and purchased options	15,801	—	—	15,801

Total derivative assets subject to master netting arrangements	$26,422	$—	$—	$26,422

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	10,620	—	(5,419)	5,201

Total derivative liabilities subject to master netting arrangements	$10,620	$—	$(5,419)	$5,201

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2012
	Gross Amounts	Gross Amounts Not Offset
(Dollars in thousands)	Presented in the	in the Balance Sheet
Derivatives subject to master netting arrangements	Balance Sheet	Derivatives	Collateral (1)	Net
Derivative assets
Interest rate contracts designated as hedging instruments	$499	$(499)	$—	$—
Interest rate contracts not designated as hedging instruments	25,940	—	—	25,940
Written and purchased options	8,763	—	—	8,763

Total derivative assets subject to master netting arrangements	$35,202	$(499)	$—	$34,703

Derivative liabilities
Interest rate contracts designated as hedging instruments	$1,843	$(499)	$—	$1,344
Interest rate contracts not designated as hedging instruments	25,940	—	(13,350)	12,590

Total derivative liabilities subject to master netting arrangements	$27,783	$(499)	$(13,350)	$13,934

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Schedule of Derivative Instruments on Consolidated Financial Statements

At December 31, 2013 and 2012, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from (Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
(Dollars in thousands)	As of December 31,		For the Years Ended December 31
	2013	2012		2013	2012		2013	2012
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships
Interest rate contracts	$—	$(874)	Other income (expense)	$(392)	$(1,618)	Other income (expense)	$1	$—

	$—	$(874)		$(392)	$(1,618)		$1	$—

(Dollars in thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
		2013	2012
Derivatives Not Designated as Hedging Instruments under ASC Topic 815
Interest rate contracts	Other income (expense)	$2,991	872
Forward sales contracts	Mortgage Income	(1,716)	2,431
Written and purchased options	Mortgage Income	(3,032)	7,119

		$(1,757)	$10,422

Outstanding Interest Rate Swap Agreements

At December 31, 2013 and 2012, additional information pertaining to outstanding interest rate swap agreements is as follows:

(Dollars in thousands)	2013	2012
Weighted average pay rate	3.0%	3.3%
Weighted average receive rate	0.2%	0.3
Weighted average maturity in years	7.6	7.1
Unrealized gain (loss) relating to interest rate swaps	$—	$(1,344)